Income Taxes - Schedule of Components of Income Tax Expense Benefit (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Current:
Federal			$ 10,974	$ 2,836
State			3,411	567
Foreign			2,522	1,024
Current Total			16,907	4,427
Deferred:
Federal			(5,692)	2,871
State			(875)	(11,578)
Foreign			(454)	(131)
Deferred Total			(7,021)	(8,838)
Total	$ (3,461)	$ 1,968	$ 9,886	$ (4,411)